CAPITAL ASSETS	12 Months Ended
Dec. 31, 2021
CAPITAL ASSETS
CAPITAL ASSETS
11.	CAPITAL ASSETS

					Right of use
	Computer			Right of use	asset -
	Hardware		Buildings &	asset – Office	Equipment	Leasehold
Cost	& Software	Equipment	Structures	Lease	Leases	improvements	Total
Balance, December 31, 2019	$156	$810	$—	$1,658	$—	$—	$2,624
Additions	37	384	8,587	25	2,522	2,511	14,066
Balance, December 31, 2020	193	1,194	8,587	1,683	2,522	2,511	16,690
Additions	—	1,017	4,045	93	—	286	5,441
Transfer on purchase	—	578	—	—	(578)	—	—
Disposal	—	(40)	—	—	—	—	(40)
Balance, December 31, 2021	$193	$2,749	$12,632	$1,776	$1,944	$2,797	$22,091
Accumulated depreciation
Balance, December 31, 2019	$109	$346	$—	$237	$—	$—	$692
Depreciation – G&A	23	110	—	242	2	—	377
Depreciation – E&E (Note 9)	—	—	—	—	236	—	236
Balance, December 31, 2020	132	456	—	479	238	—	1,305
Depreciation – G&A	20	7	—	280	13	—	320
Depreciation – E&E (Note 9)	—	289	512	—	400	494	1,695
Disposals	—	(4)	—	—	—	—	(4)
Balance, December 31, 2021	$152	$748	$512	$759	$651	$494	$3,316
Carrying value
Balance, December 31, 2020	$61	$738	$8,587	$1,204	$2,284	$2,511	$15,385
Balance, December 31, 2021	$41	$2,001	$12,120	$1,017	$1,293	$2,303	$18,775

Due to COVID-19 and the associated safety protocols, the Company was no longer able to rent excess rooms from other companies’ operating camps near Eskay Creek. Therefore, the Company was required to establish its own buildings and camps. This has resulted in significant costs being added to buildings and structures during the years ended December 31, 2021 and 2020.  The buildings and structures were placed into service in April 2021.